S000068274 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Franklin Templeton Moderately Aggressive Model Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.29%	14.49%	15.94%	(15.89%)	14.79%